Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 614	$ 1,294	$ 45
Distributed Earnings [Abstract]
Total distributed income	215	131	67
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	829	1,425	112
Dividends [Abstract]
Dividend withholding tax rate [Percent]	15.00%
Common Stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	612	1,289	45
Distributed Earnings [Abstract]
Total distributed income	214	131	67
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	826	1,420	112
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	382,757,790	381,621,687	367,664,700
Fully Vested Options [Shares]	1,616,239	1,389,122	1,023,459
Weighted average number of ordinary shares [Shares]	384,374,029	383,010,809	368,688,159
Ordinary shares - diluted [Shares]	419,738,843	418,107,439	370,257,765
Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options [Shares]	1,840,199	1,572,015	1,569,606
Dilutive potential of convertible bonds [Shares]	33,524,615	33,524,615	0
Dilutive potential of E Ordinary shares [Shares]	0	0	0
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares (USD per share)	$ 2.15	$ 3.71	$ 0.30
Ordinary shares - diluted (USD per share)	$ 1.61	$ 3.17	$ 0.30
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	826	1,420	112
Interest expense on convertible bonds	74	72	0
Amortization of issue cost and discount on convertible bonds	32	31	0
Fair value adjustment on convertible bonds included in income	(255)	(197)	0
Income/(loss) used in calculation of diluted earnings per ordinary share	677	1,326	112
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	2	5	0
Distributed Earnings [Abstract]
Total distributed income	1	0	0
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	3	5	0
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares [Shares]	2,392,316	2,950,804	3,182,662
Ordinary shares - diluted [Shares]	2,392,316	2,950,804	3,182,662
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares (USD per share)	$ 1.08	$ 1.85	$ 0.15
Ordinary shares - diluted (USD per share)	$ 0.84	$ 1.60	$ 0.15
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	$ 3	$ 5	$ 0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]			33,524,615
Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]	246,665	343,716